Payroll and Social Charges (Tables)	9 Months Ended
Sep. 30, 2025
Payroll and Social Charges [Abstract]
Schedule of Payroll and Social Charges

Payroll and social charges are comprised of the following:

	September 30, 2025	December 31, 2024

Social charges in installments	288,062	356,545
Bonus and vacation along with related social charges	919,071	804,551
Salaries and related social charges	543,355	561,990
Others	15,108	65,383
	1,765,596	1,788,469
Breakdown:
Current liabilities	1,489,505	1,435,751
Non-current liabilities	276,091	352,718
	1,765,596	1,788,469